Basis of Presentation and Summary of Significant Accounting Policies - Restatement of the financial statements (Details) - USD ($)		3 Months Ended						4 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
		Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 08, 2020	Dec. 31, 2017
Unaudited Condensed Balance Sheet
Total Assets		$ 329,832,000						$ 279,192,000		$ 329,832,000		$ 279,192,000	$ 245,129,000
Total Liabilities		100,510,000						97,310,000		100,510,000		97,310,000	73,635,000
Stockholder's Equity (Deficit):
Additional paid-in capital		97,683,000						37,190,000		97,683,000		37,190,000	35,842,000
Accumulated deficit		(362,553,000)						(346,818,000)		(362,553,000)		(346,818,000)	(357,154,000)
Total stockholder's equity (deficit)		(268,782,000)						(313,803,000)		(268,782,000)		(313,803,000)	(323,371,000)	$ (290,050,000)		$ (216,959,000)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)		329,832,000						279,192,000		329,832,000		279,192,000	245,129,000
Unaudited Condensed Statement of Operations
Net loss		$ (3,786,000)			$ (2,192,000)	$ (6,093,000)	$ (13,624,000)			$ (15,735,000)	$ (21,909,000)	$ 10,336,000	$ (37,192,000)	$ (77,535,000)
Weighted average shares outstanding, basic		60,840			39,043					57,072	39,009	39,027	38,571	37,856
Weighted average shares outstanding, diluted		60,840			39,043					57,072	39,009	39,027	38,571	37,856
Basic net loss per share		$ (0.06)			$ (0.06)					$ (0.28)	$ (0.56)	$ 0.00	$ (0.96)	$ (2.05)
Diluted net loss per share		$ (0.06)			$ (0.06)					$ (0.28)	$ (0.56)	$ 0.00	$ (0.96)	$ (2.05)
Class A Common Stock
Stockholder's Equity (Deficit):
Common stock		$ 1,000						1,000		$ 1,000		$ 1,000	$ 1,000
Class B Common Stock
Stockholder's Equity (Deficit):
Common stock		3,000						3,000		3,000		3,000	$ 3,000
890 5TH AVENUE PARTNERS, INC.
Unaudited Condensed Balance Sheet
Total Assets		288,120,635						547,394		288,120,635		547,394
Total Liabilities		13,903,377						533,700		13,903,377		533,700
Class A common stock subject to possible redemption		287,500,000								287,500,000
Stockholder's Equity (Deficit):
Preferred stock
Additional paid-in capital								24,281				24,281
Accumulated deficit		(13,283,539)						(11,306)		(13,283,539)		(11,306)
Total stockholder's equity (deficit)		(13,282,742)	$ (12,868,412)	$ (8,566,968)				13,694	$ (12,868,412)	(13,282,742)		13,694			$ 0
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)		288,120,635						547,394		288,120,635		547,394
Supplemental disclosure of noncash activities:
Accretion of Class A common stock subject to redemption amount				17,105,848					17,105,848	17,105,848
Unaudited Condensed Statement of Operations
Net loss		(414,330)	(4,301,444)	1,040,995				$ (11,306)	(3,260,449)	(3,674,779)
Weighted average shares outstanding, basic	[1]							6,250,000
Weighted average shares outstanding, diluted								6,250,000
Basic net loss per share								$ 0.00
Diluted net loss per share								$ 0.00
890 5TH AVENUE PARTNERS, INC. | As Previously Reported
Unaudited Condensed Balance Sheet
Total Assets			288,690,246	288,953,438					288,690,246
Total Liabilities			14,058,658	10,020,406					14,058,658
Class A common stock subject to possible redemption			269,631,580	273,933,030					269,631,580
Stockholder's Equity (Deficit):
Additional paid-in capital			8,270,788	3,969,381					8,270,788
Accumulated deficit			(3,271,755)	1,029,689					(3,271,755)
Total stockholder's equity (deficit)			5,000,008	5,000,002					5,000,008
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholder's Equity (Deficit)				288,953,438
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)			288,690,246						288,690,246
Supplemental disclosure of noncash activities:
Initial value of Class A common stock subject to possible redemption				284,058,140					272,650,670
Change in value of Class A common stock subject to possible redemption				(10,125,110)					(3,019,090)
Unaudited Condensed Statement of Operations
Net loss			(4,301,444)	1,040,995					(3,260,449)
890 5TH AVENUE PARTNERS, INC. | Adjustment
Unaudited Condensed Balance Sheet
Class A common stock subject to possible redemption			17,868,420	13,566,970					17,868,420
Stockholder's Equity (Deficit):
Additional paid-in capital			(8,270,788)	(3,969,381)					(8,270,788)
Accumulated deficit			(9,597,454)	(9,597,454)					(9,597,454)
Total stockholder's equity (deficit)			(17,868,420)	(13,566,970)					(17,868,420)
Supplemental disclosure of noncash activities:
Initial value of Class A common stock subject to possible redemption				(284,058,140)					(272,650,670)
Change in value of Class A common stock subject to possible redemption				10,125,110					3,019,090
Accretion of Class A common stock subject to redemption amount				17,105,848					17,105,848
890 5TH AVENUE PARTNERS, INC. | As Restated
Unaudited Condensed Balance Sheet
Total Assets			288,690,246	288,953,438					288,690,246
Total Liabilities			14,058,658	10,020,406					14,058,658
Class A common stock subject to possible redemption			287,500,000	287,500,000					287,500,000
Stockholder's Equity (Deficit):
Accumulated deficit			(12,869,209)	(8,567,765)					(12,869,209)
Total stockholder's equity (deficit)			(12,868,412)	(8,566,968)					(12,868,412)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholder's Equity (Deficit)				288,953,438
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)			$ 288,690,246						$ 288,690,246
Supplemental disclosure of noncash activities:
Accretion of Class A common stock subject to redemption amount				$ 17,105,848
890 5TH AVENUE PARTNERS, INC. | Class A Common Stock
Stockholder's Equity (Deficit):
Common stock		$ 78								$ 78
Unaudited Condensed Statement of Operations
Weighted average shares outstanding, basic		29,527,500	29,527,500	25,262,417					27,406,740	28,121,429
Weighted average shares outstanding, diluted		29,527,500	29,527,500	25,262,417					27,406,740	28,121,429
Basic net loss per share		$ (0.01)	$ (0.12)	$ 0.03					$ (0.09)	$ (0.10)
Diluted net loss per share		$ (0.01)	$ (0.12)	$ 0.03					$ (0.09)	$ (0.10)
890 5TH AVENUE PARTNERS, INC. | Class A Common Stock | As Previously Reported
Stockholder's Equity (Deficit):
Common stock			$ 256	$ 213					$ 256
Unaudited Condensed Statement of Operations
Weighted average shares outstanding, basic			27,388,576	23,328,204					27,332,731
Weighted average shares outstanding, diluted			27,388,576	23,328,204					27,332,731
890 5TH AVENUE PARTNERS, INC. | Class A Common Stock | Adjustment
Stockholder's Equity (Deficit):
Common stock			$ (178)	$ (135)					$ (178)
Unaudited Condensed Statement of Operations
Weighted average shares outstanding, basic			2,138,924	1,934,212					74,009
Weighted average shares outstanding, diluted			2,138,924	1,934,212					74,009
Basic net loss per share			$ (0.12)	$ 0.03					$ (0.09)
Diluted net loss per share			$ (0.12)	$ 0.03					$ (0.09)
890 5TH AVENUE PARTNERS, INC. | Class A Common Stock | As Restated
Stockholder's Equity (Deficit):
Common stock			$ 78	$ 78					$ 78
890 5TH AVENUE PARTNERS, INC. | Class F Common Stock
Stockholder's Equity (Deficit):
Common stock	[2]	$ 719						$ 719		$ 719		$ 719
Unaudited Condensed Statement of Operations
Weighted average shares outstanding, basic		7,187,500	7,187,500	7,052,083					7,120,166	7,142,857
Weighted average shares outstanding, diluted		7,187,500	7,187,500	7,187,500					7,120,166	7,142,857
Basic net loss per share		$ (0.01)	$ (0.12)	$ 0.03					$ (0.09)	$ (0.10)
Diluted net loss per share		$ (0.01)	$ (0.12)	$ 0.03					$ (0.09)	$ (0.10)
890 5TH AVENUE PARTNERS, INC. | Class F Common Stock | As Previously Reported
Stockholder's Equity (Deficit):
Common stock			$ 719	$ 719					$ 719
Unaudited Condensed Statement of Operations
Weighted average shares outstanding, basic			9,326,424	8,986,296					9,157,299
Weighted average shares outstanding, diluted			9,326,424	8,986,296					9,157,299
Basic net loss per share			$ (0.46)	$ 0.12					$ (0.36)
Diluted net loss per share			$ (0.46)	$ 0.12					$ (0.36)
890 5TH AVENUE PARTNERS, INC. | Class F Common Stock | Adjustment
Unaudited Condensed Statement of Operations
Weighted average shares outstanding, basic			(2,138,924)	(1,934,212)					(2,037,133)
Weighted average shares outstanding, diluted			(2,138,924)	(1,798,796)					(2,037,133)
Basic net loss per share			$ 0.34	$ (0.08)					$ 0.27
Diluted net loss per share			$ 0.34	$ (0.08)					$ 0.27
890 5TH AVENUE PARTNERS, INC. | Class F Common Stock | As Restated
Stockholder's Equity (Deficit):
Common stock			$ 719	$ 719					$ 719

[1]	This number excludes an aggregate of up to 937,500 shares of common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On January 14, 2021, the over-allotment option was exercised in full. Accordingly, none of these shares were forfeited.
[2]	As of December 31, 2020, includes up to 937,500 shares of Class F common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. On January 14, 2021, the over-allotment option was exercised in full. Thus, none of these shares were forfeited.